Investments in subsidiaries - Principal subsidiaries of HSBC Holdings (Details)		12 Months Ended
	Jun. 18, 2024	Dec. 31, 2025 £ / shares	Dec. 31, 2024	Dec. 31, 2025 $ / shares	Dec. 31, 2025 € / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 ¥ / shares	Dec. 31, 2025 $ / shares
HSBC Bank plc
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Continental Europe
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		99.99%
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		63.43%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Life (International) Ltd
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC Continental Europe
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		99.99%
Par value per share (in dollars per share) | € / shares					€ 5
HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies	63.04%	63.43%
Additional proportion of ownership interest in subsidiary		0.07%	0.06%
HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC Life (International) Ltd
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		100.00%
HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies		99.99%
Ordinary shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)				$ 0.50
Ordinary shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 1
Ordinary shares | HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 1
Ordinary shares | HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)						$ 5
Ordinary shares | HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | ¥ / shares							¥ 1
Ordinary shares | HSBC Holdings | HSBC Life (International) Ltd
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)						$ 1
Ordinary shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)				1
Ordinary shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)				100
Ordinary shares | HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)								$ 2
Non-cumulative third dollar preference shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)				0.01
Preference shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)				1
Preference shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)				$ 0.01